Leases - Schedule of Carrying Amounts of Right-of-Use Assets Reconcile (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Balance at beginning of period	€ 972	€ 940
Depreciation charge for the year	(665)	(609)
Additions to right-of-use assets	254	641
Balance at end of period	561	972
Buildings
Leases
Balance at beginning of period	942	923
Depreciation charge for the year	(650)	(595)
Additions to right-of-use assets	254	614
Balance at end of period	546	942
Car
Leases
Balance at beginning of period	21	2
Depreciation charge for the year	(9)	(8)
Additions to right-of-use assets	0	27
Balance at end of period	12	21
Office and IT equipment
Leases
Balance at beginning of period	9	15
Depreciation charge for the year	(6)	(6)
Additions to right-of-use assets	0	0
Balance at end of period	€ 3	€ 9